Kathleen M. Macpeak

1.202.373.6149

kathleen.macpeak@morganlewis.com

VIA EDGAR

September 2, 2016

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nuveen California Municipal Value Fund, Inc. (File Nos. 333- and 811- 05235): Filing on Form N-2

Dear Sir or Madam:

On behalf of our client, Nuveen California Municipal Value Fund, Inc. (the “Fund”), we are filing the Fund’s registration statement on Form N-2 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”). This filing is an initial Registration Statement under the 1933 Act and is being made for the purpose of registering additional Common Shares for an offering under Rule 415 under the 1933 Act and Amendment No. 9 under the 1940 Act. The Fund currently has an effective registration statement dated June 29, 2016 (File No. 333-187008).

If you have any questions regarding this filing, please contact me at 202.373.6149.

Very truly yours,

/s/ Kathleen M. Macpeak
Kathleen M. Macpeak

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001